Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	$ (2,469)	$ (13,386)	$ (532)
Deferred	2,064	1,224	(885)
Income tax expense	$ (405)	$ (12,162)	$ (1,417)